Definition of Terms in Fund Name	Aug. 28, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objectives.

The Trust seeks current income with total return as a secondary objective. Under normal circumstances, the Trust will invest at least 80% of its assets in closed-end funds which invest at least 80% of their assets in equity securities of companies headquartered or incorporated in the United States.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

When selecting closed-end funds for this portfolio, we generally look at several factors including:

• Premium or discount: We favor funds which are trading at a discount to net asset value.

• Consistent dividend: We favor funds which have a history of paying a consistent dividend. There is, however, no guarantee that the issuers of the securities included in the portfolio will declare dividends in the future.

• Expense ratio: We favor funds which have a lower than average expense ratio relative to their peers.

• Diversification: We provide a diversified exposure of funds from a variety of companies and managers.

The Closed-End Funds were selected by our research department based on a number of factors including, but not limited to, the size and liquidity of the Closed-End Fund, the current dividend yield of the Closed-End Fund, the quality and character of the securities held by the Closed-End Fund, and the expense ratio of the Closed-End Fund, while attempting to limit the overlap of the securities held by the Closed-End Funds.

While not a part of the Trust’s portfolio selection process, the Trust has exposure to derivative instruments, options and companies with various market capitalizations through the Trust’s investment in the Funds.

As with any similar investments, there can be no guarantee that the objectives of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.